Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 19, 2025, Actelis Networks, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting that the Company intends to use the proceeds from the Offering (as defined in the Original Form 8-K) to advance its pre-clinical and clinical studies, and for general corporate purposes. This Current Report on Form 8-K is being filed to amend Item 1.01 of the Original Form 8-K, solely to report that the Company intends to use the proceeds from the Offering for general corporate purposes. Such amended disclosure is consistent with the use of proceeds reported in the Company’s press release which was filed as Exhibit 99.1 to the Original Form 8-K. No other changes have been made to the Original Form 8-K or the exhibits thereto.
Document Period End Date	Dec. 17, 2025
Entity File Number	001-41375
Entity Registrant Name	Actelis Networks, Inc.
Entity Central Index Key	0001141284
Entity Tax Identification Number	52-2160309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	710 Lakeway Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94805
City Area Code	510
Local Phone Number	545-1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ASNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false